Vanguard® Energy Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Brazil (0.8%)
	Petroleo Brasileiro SA ADR	4,050,337	26,854
	Petroleo Brasileiro SA	413,900	1,370
			28,224
Canada (5.4%)
	Enbridge Inc.	3,946,430	108,739
[1]	TC Energy Corp. (XTSE)	1,531,695	60,441
	TC Energy Corp.	783,029	30,820
			200,000
China (5.8%)
	CNOOC Ltd. ADR	789,825	72,759
*,2	China Yangtze Power Co. Ltd. GDR	1,387,797	37,054
	ENN Energy Holdings Ltd.	2,801,700	35,459
	China Yangtze Power Co. Ltd. Class A	10,522,503	29,851
	CNOOC Ltd.	30,275,467	27,701
	China Gas Holdings Ltd.	3,797,600	11,670
			214,494
France (8.2%)
	TOTAL SE	3,894,729	117,998
*	Engie SA	8,614,017	104,183
	TOTAL SE ADR	2,687,450	81,510
			303,691
Germany (2.0%)
	RWE AG	1,978,325	73,213
India (1.9%)
	Power Grid Corp. of India Ltd.	29,956,882	69,129
Italy (4.6%)
	Enel SPA	17,081,134	135,804
	Tenaris SA	6,343,518	30,271
	Tenaris SA ADR	580,012	5,545
			171,620
Norway (2.5%)
	Equinor ASA	6,076,377	77,533
	Equinor ASA ADR	1,178,071	15,114
			92,647
Portugal (1.4%)
	Galp Energia SGPS SA	6,260,864	50,846
Russia (2.4%)
	LUKOIL PJSC ADR	1,773,319	90,729

		Shares	Market Value ($000)
Spain (3.8%)
*	Iberdrola SA	11,986,563	141,532
United Kingdom (12.0%)
[1]	Royal Dutch Shell plc Class A ADR	4,294,818	109,732
	National Grid plc	8,907,976	105,965
	BP plc	39,137,657	99,828
	Royal Dutch Shell plc Class A	7,313,412	91,999
	BP plc ADR	2,320,646	35,924
			443,448
United States (48.3%)
	Duke Energy Corp.	1,931,680	177,927
	NextEra Energy Inc.	2,206,772	161,558
	Southern Co.	2,303,148	132,316
	Marathon Petroleum Corp.	4,197,743	123,833
	Exelon Corp.	3,036,106	121,110
	ConocoPhillips	4,111,095	117,659
	FirstEnergy Corp.	3,767,612	111,973
	Pioneer Natural Resources Co.	1,343,246	106,869
	Edison International	1,892,519	106,057
	Sempra Energy	787,609	98,735
	American Electric Power Co. Inc.	1,081,658	97,273
	CenterPoint Energy Inc.	3,426,495	72,402
	Pinnacle West Capital Corp.	871,689	71,104
	Williams Cos. Inc.	3,507,918	67,317
	Hess Corp.	1,689,782	62,894
	Avangrid Inc.	1,200,215	59,219
	EOG Resources Inc.	1,630,186	55,818
	UGI Corp.	860,821	27,839
	Concho Resources Inc.	457,365	18,985
	Viper Energy Partners LP	109,751	769
	Ovintiv Inc.	1	—
			1,791,657
Total Common Stocks (Cost $4,326,637)			3,671,230
Temporary Cash Investments (2.1%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund 0.112%	94,066	9,406

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.9%)
RBS Securities Inc., 0.070%, 11/2/20 (Dated 10/30/20, Repurchase Value $68,800,000, collateralized by U.S. Treasury Bill, 0.000%, 11/24/20-10/7/21, with a value of $70,176,000)	68,800	68,800
Total Temporary Cash Investments (Cost $78,195)		78,206
Total Investments (101.2%) (Cost $4,404,832)		3,749,436
Other Assets and Liabilities—Net (-1.2%)		(44,023)
Net Assets (100%)		3,705,413
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,727,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $37,054,000, representing 1.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $11,949,000 was received for securities on loan, of which $9,406,000 is held in Vanguard Market Liquidity Fund and $2,543,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at October 31, 2020.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	2,019,881	—	—	2,019,881
Common Stocks—Other	320,584	1,330,765	—	1,651,349
Temporary Cash Investments	9,406	68,800	—	78,206
Total	2,349,871	1,399,565	—	3,749,436

F.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2020 Market Value ($000)
Vanguard Energy ETF	18,183	—	12,693	(11,234)	5,744	332	—	—
Vanguard Market Liquidity Fund	105,830	NA1	NA1	44	2	323	—	9,406
Total	124,013			(11,190)	5,746	655	—	9,406
1	Not applicable—purchases and sales are for temporary cash investment purposes.